SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		09/30/2009
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	November 12, 2009
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAC Capital Trust I 7.00% Cap                   055187207      239    11000 SH       Sole                                      11000
Goldman Sachs Grp Inc                           38144x500     1216    48350 SH       Sole                                      48350
Public Svc Co OK Sr Nt Ser B                    744533605      624    24800 SH       Sole                                      24800
Freeport McMoran Copper & Gold                  35671d782    24888   241628 SH       Sole                                     241628
A T & T Corp                   COM              00206R102    20998   777419 SH       Sole                                     777419
Agnico Eagle Mines Ltd         COM              008474108    18057   266124 SH       Sole                                     266124
Allegheny Technologies         COM              01741R102     6594   188460 SH       Sole                                     188460
Alliant Techsystems Inc        COM              018804104      408     5241 SH       Sole                                       5241
Alpha Natural Resource, Inc.   COM              02076x102     3220    91740 SH       Sole                                      91740
Amerigas Partners Inc          COM              030975106    10716   297347 SH       Sole                                     297347
Anadarko Petroleum Corp        COM              032511107    40943   652694 SH       Sole                                     652694
Apache Corp                    COM              037411105     6888    75010 SH       Sole                                      75010
Bankamerica Corp               COM              060505104     1830   108170 SH       Sole                                     108170
Barrick Gold Corp              COM              067901108    33156   874839 SH       Sole                                     874839
BHP Billiton                   COM              088606108     2294    34750 SH       Sole                                      34750
BP P.L.C.                      COM              055622104     3398    63841 SH       Sole                                      63841
Bristol Myers Squibb Co        COM              110122108    16662   739857 SH       Sole                                     739857
Burlington Northern Santa Fe C COM              12189T104     4587    57465 SH       Sole                                      57465
Canadian National Railroad     COM              136375102      803    16400 SH       Sole                                      16400
Caterpillar Inc                COM              149123101      864    16827 SH       Sole                                      16827
Celgene Corp                   COM              151020104    18142   324543 SH       Sole                                     324543
Chesapeake Energy              COM              165167107     3562   125420 SH       Sole                                     125420
Chevron Texaco Corp            COM              166764100     1607    22812 SH       Sole                                      22812
Cliffs Natural Resources       COM              18683k101    12564   388252 SH       Sole                                     388252
Colgate-Palmolive Co           COM              194162103     5074    66515 SH       Sole                                      66515
Commercial Metals Co.          COM              201723103    32120  1794436 SH       Sole                                    1794436
Con Edison Co Of NY            COM              209115104     6534   159609 SH       Sole                                     159609
Crown Cork & Seal Co Inc       COM              228368106      299    11000 SH       Sole                                      11000
CSX Corp                       COM              126408103     4035    96390 SH       Sole                                      96390
Deere & Co                     COM              244199105     5054   117760 SH       Sole                                     117760
Devon Energy Corp              COM              25179M103     6874   102096 SH       Sole                                     102096
Diageo Corp                    COM              25243Q205     1997    32483 SH       Sole                                      32483
Duke Energy Corp               COM              26441C105     2594   164787 SH       Sole                                     164787
Duncan Energy Partners         COM              265026104     2267   113600 SH       Sole                                     113600
Ebay Inc                       COM              278642103     5858   248210 SH       Sole                                     248210
Enterprise Products Partners L COM              293792107    22808   805359 SH       Sole                                     805359
Exxon Mobil Corp               COM              30231G102     2579    37591 SH       Sole                                      37591
Freeport McMoran Copper & Gold COM              35671D857     2654    38679 SH       Sole                                      38679
General Dynamics Corp          COM              369550108    11339   175528 SH       Sole                                     175528
General Electric Co            COM              369604103     4566   278066 SH       Sole                                     278066
General Maritime Corp          COM              y2693r101     8219  1061912 SH       Sole                                    1061912
General Mills Inc              COM              370334104     3382    52525 SH       Sole                                      52525
Goldcorp Inc.                  COM              380956409      464    11500 SH       Sole                                      11500
Hecla Mining Co                COM              422704106    17028  3878796 SH       Sole                                    3878796
Hess Corp                      COM              42809H107    14105   263836 SH       Sole                                     263836
Hugoton Royalty Trust          COM              444717102     7764   433510 SH       Sole                                     433510
Integrys Energy Group Inc      COM              45822p105      992    27647 SH       Sole                                      27647
Intl Business Machines Corp    COM              459200101    13119   109682 SH       Sole                                     109682
Johnson & Johnson              COM              478160104     6970   114475 SH       Sole                                     114475
Kinder Morgan Energy Partners  COM              494550106      370     6850 SH       Sole                                       6850
Linn Energy LLC                COM              536020100      634    27700 SH       Sole                                      27700
Marathon Oil Corp              COM              565849106     8175   256276 SH       Sole                                     256276
MDU Resources Group Inc        COM              552690109     1665    79845 SH       Sole                                      79845
Mesabi Trust                   COM              590672101      249    24550 SH       Sole                                      24550
Morgan Stanley Dean Witter     COM              617446448     7365   238495 SH       Sole                                     238495
Mosaic Company                 COM              61945a107    17222   358279 SH       Sole                                     358279
Newmont Mining Corp            COM              651639106    36616   831798 SH       Sole                                     831798
Noble Energy                   COM              655044105      500     7582 SH       Sole                                       7582
Norfolk & Southern Corp        COM              655844108     1980    45930 SH       Sole                                      45930
Northrop Grumman Corp          COM              666807102     6254   120845 SH       Sole                                     120845
Novartis AG-Sponsored ADR      COM              66987V109    12633   250752 SH       Sole                                     250752
Nucor Corp                     COM              670346105     8216   174775 SH       Sole                                     174775
Occidental Petroleum Corp      COM              674599105     3464    44181 SH       Sole                                      44181
Owens Illinois                 COM              690768403      636    17239 SH       Sole                                      17239
Pan American Silver Corp       COM              697900108      239    10500 SH       Sole                                      10500
Pepsico Inc                    COM              713448108      930    15850 SH       Sole                                      15850
Permian Basin Royalty Trust    COM              714236106     8773   686975 SH       Sole                                     686975
Potash Corp                    COM              73755L107      794     8789 SH       Sole                                       8789
Research In Motion LTD         COM              760975102     9881   146105 SH       Sole                                     146105
RIO Tinto PLC                  COM              767204100     1809    10625 SH       Sole                                      10625
San Juan Basin Royalty Tr      COM              798241105      693    38350 SH       Sole                                      38350
Silver Wheaton Corp            COM              828336107    10211   811040 SH       Sole                                     811040
South Jersey Industries        COM              838518108      454    12850 SH       Sole                                      12850
Southern Co                    COM              842587107     2883    91045 SH       Sole                                      91045
Southern Copper Corp.          COM              84265V105      397    12950 SH       Sole                                      12950
Spectra Energy Corp            COM              847560109     1899   100252 SH       Sole                                     100252
Steel Dynamics                 COM              858119100     4470   291412 SH       Sole                                     291412
Street Tracks Gold Trust       COM              78463v107    36565   369902 SH       Sole                                     369902
Tenaris ADR                    COM              88031M109     1219    34235 SH       Sole                                      34235
Union Pacific Corp             COM              907818108     7263   124474 SH       Sole                                     124474
United Technologies            COM              913017109      467     7670 SH       Sole                                       7670
USX-U S Steel Group            COM              912909108     6169   139031 SH       Sole                                     139031
Valero Energy                  COM              91913Y100     1180    60865 SH       Sole                                      60865
Weingarten Realty SBI          COM              948741103     1294    64959 SH       Sole                                      64959
Xcel Energy Inc                COM              98389B100     4103   213265 SH       Sole                                     213265
XTO Energy Inc                 COM              98385X106     5380   130197 SH       Sole                                     130197